Expense Example (, Class R6, USD $)	0 Months Ended
Jan. 31, 2014
(John Hancock International Core Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	$ 106
Expense Example, with Redemption, 3 Years	3,932
Expense Example, with Redemption, 5 Years	6,569
Expense Example, with Redemption, 10 Years	10,113
(John Hancock Global Shareholder Yield Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	2,136
Expense Example, with Redemption, 5 Years	3,967
Expense Example, with Redemption, 10 Years	7,750
(John Hancock Rainier Growth Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	677
Expense Example, with Redemption, 10 Years	1,554
(John Hancock Disciplined Value Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	448
Expense Example, with Redemption, 10 Years	1,007
(John Hancock Small Company Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	3,468
Expense Example, with Redemption, 5 Years	5,978
Expense Example, with Redemption, 10 Years	9,806
(John Hancock International Value Equity Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	369
Expense Example, with Redemption, 5 Years	648
Expense Example, with Redemption, 10 Years	$ 1,444